RELATED PARTY TRANSACTIONS (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Due to related parties	$ 13,733	$ 13,733	$ 30,204
Hoot SA I, LLC [Member]
Due to related parties	12,191	12,191	15,409
Chanticleer Foundation, Inc [Member]
Due to related parties		0	10,750
Chanticleer Investors, LLC [Member]
Due to related parties	$ 1,542	$ 1,542	$ 4,045